Stockholders’ Deficit (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Mar. 13, 2023	Jan. 08, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 30, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			5,000,000		5,000,000	5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			0		0	0
Preferred stock, shares outstanding			0		0	0
Common stock, shares authorized			200,000,000		200,000,000	100,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			37,951,261		37,949,196	37,941,220
Common stock, shares outstanding			37,951,261		37,949,196	37,941,220
Warrant to purchase share of common stock			10,357,086
Proceeds from issuance costs	$ 25,000,000					$ 496,000
Proceeds from issuance of warrants				$ 178,000
Series A and B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Extinguishment of debt			36,000,000
2020 Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase share of common stock							3,670,663
Warrant [Member] | 2020 Loan Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase share of common stock					3,670,663
Proceeds from loans					$ 8,000,000.0
Juvenescence [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Line of credit facility			$ 2,500,000		$ 12,660,000
Warrant to purchase share of common stock			1,898,489		8,458,597
Juvenescence [Member] | Second Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Line of credit facility			$ 1,000,000
Proceeds from issuance of warrants			0
Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value		$ 0.0001
Payments for offering		$ 12,600,000
Proceeds from issuance costs			$ 0	$ 0		$ 496,000